Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.7%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 3.46% (A), 04/14/2029 (B)	$ 105,137	$ 103,891
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 3.86% (A), 11/10/2030 (B)	700,000	683,719
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 3.56% (A), 07/15/2030 (B)	100,000	98,009
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 3.67% (A), 07/17/2030 (B)	250,000	244,559
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 3.92% (A), 05/15/2036 (B)	200,000	196,101
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 3.74% (A), 01/15/2037 (B)	200,000	196,338
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 3.51% (A), 01/20/2028 (B)	72,563	71,515
BDS LLC
Series 2022-FL11, Class ATS,
1-Month SOFR + 1.80%, 4.82% (A), 03/19/2039 (B)	200,000	197,013
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 4.42% (A), 06/15/2031 (B)	300,000	289,156
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 3.87% (A), 08/14/2030 (B)	250,000	243,871
Series 2015-4A, Class A1R,
3-Month LIBOR + 1.34%, 4.05% (A), 07/20/2032 (B)	200,000	192,700
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 3.73% (A), 10/24/2030 (B)	650,000	634,722
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 3.74% (A), 07/25/2035	2,012	2,131

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR + 1.85%, 4.13% (A), 02/23/2039 (B)	$ 300,000	$ 294,081
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 4.15% (A), 06/25/2035	150,895	145,133
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 3.34% (A), 06/25/2037	82,475	82,083
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 3.46% (A), 07/15/2030 (B)	250,000	243,006
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 3.71% (A), 07/20/2030 (B)	250,000	243,679
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 3.58% (A), 07/20/2030 (B)	300,000	291,885
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 3.99% (A), 06/15/2039 (B)	200,000	195,424
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 3.83% (A), 01/17/2037 (B)	300,000	294,285
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3,
4.28%, 02/01/2036	200,000	185,939
Man GLG Euro CLO
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 299,905	285,292
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 3.91% (A), 10/25/2034	$ 108,252	104,823
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 4.01% (A), 07/25/2035	83,252	79,871
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 3.84% (A), 01/29/2030 (B)	221,276	216,378
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 3.78% (A), 12/26/2031 (B)	10,724	10,646

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 3.95% (A), 05/16/2030 (B)	$ 200,000	$ 194,699
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 3.51% (A), 07/20/2029 (B)	158,887	155,736
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 4.03% (A), 11/25/2065 (B)	97,355	96,624
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 4.06% (A), 06/25/2035	45,020	44,848
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 3.81% (A), 10/23/2030 (B)	250,000	243,913
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 4.27% (A), 02/17/2032 (B)	147,600	147,275
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 3.92% (A), 07/20/2032 (B)	100,000	95,186
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 3.76% (A), 07/25/2030 (B)	250,000	241,693
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 3.69% (A), 10/20/2030 (B)	400,000	386,724
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 3.64% (A), 11/15/2038 (B)	300,000	291,911
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 3.75% (A), 04/25/2031 (B)	100,000	97,747
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 4.08% (A), 05/25/2058 (B)	55,547	54,481
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 3.94% (A), 02/15/2039 (B)	300,000	293,965

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 3.94% (A), 07/30/2032 (B)	$ 200,000	$ 191,261
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 4.07% (A), 08/28/2029 (B)	452,802	443,451
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 4.48% (A), 06/20/2029 (B)	156,067	152,911
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 3.75% (A), 09/15/2030 (B)	250,000	242,984
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR + 1.90%, 4.18% (A), 02/18/2039 (B)	250,000	247,798

Total Asset-Backed Securities (Cost $9,741,011)		9,449,457

CORPORATE DEBT SECURITIES - 11.2%
Aerospace & Defense - 0.1%
Boeing Co.
3.60%, 05/01/2034	100,000	74,955
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	87,914
3.95%, 06/15/2023 (C)	100,000	95,875

		258,744

Airlines - 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	149,358	128,999
3.25%, 04/15/2030	74,683	58,045
3.50%, 08/15/2033	77,799	56,308
4.00%, 01/15/2027	43,648	37,321
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	147,722	132,723
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	63,566	54,992
United Airlines Pass-Through Trust
2.88%, 04/07/2030	228,636	196,000
3.10%, 01/07/2030 - 04/07/2030	302,253	238,871

		903,259

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	200,000	171,778

Banks - 3.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	197,310
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (D)	200,000	196,000
Bank of America Corp.
Fixed until 07/22/2027, 4.95% (A), 07/22/2028	300,000	288,382

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	$ 300,000	$ 294,588
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	400,000	384,346
BNP Paribas SA
Fixed until 02/25/2031 (E), 4.63% (A) (B) (C)	200,000	128,039
Fixed until 08/16/2029 (E), 7.75% (A) (B)	300,000	276,840
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A)	500,000	412,315
4.40%, 06/10/2025	750,000	729,552
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	179,371
Fixed until 12/17/2030 (E), 4.60% (A)	$ 200,000	138,698
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	300,000	266,639
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	200,000	162,233
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	600,000	464,491
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032 (B)	200,000	183,931
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	181,907
4.55%, 08/16/2028 (C)	600,000	546,804
Mitsubishi UFJ Financial Group, Inc.
Fixed until 09/12/2024, 5.06% (A), 09/12/2025	300,000	296,856
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	169,033
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	273,233
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	374,651
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	148,803
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	169,301
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (D) (E) (F)	EUR 210,100	188,921
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	306,240
SVB Financial Group
Fixed until 04/29/2027, 4.35% (A), 04/29/2028	200,000	185,980
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	299,937
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	181,923

		7,626,324

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	$ 100,000	$ 93,457
Constellation Brands, Inc.
4.75%, 05/09/2032	200,000	186,287

		279,744

Biotechnology - 0.1%
Amgen, Inc.
4.20%, 02/22/2052	200,000	156,803
4.40%, 05/01/2045	200,000	162,771

		319,574

Building Products - 0.1%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	246,513

Capital Markets - 0.9%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	190,000
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (E)	100,000	89,000
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	260,884
4.28%, 01/09/2028 (B)	300,000	254,794
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (D)	EUR 100,000	74,069
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (G)	$ 200,000	143,269
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 4.54% (A), 10/28/2027	300,000	298,190
Macquarie Group Ltd.
Fixed until 08/09/2025, 5.11% (A), 08/09/2026 (B)	100,000	97,969
Moody’s Corp.
3.10%, 11/29/2061	200,000	121,825
Nomura Holdings, Inc.
2.33%, 01/22/2027	400,000	343,158
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	379,343

		2,252,501

Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	290,880

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	149,818

Consumer Finance - 0.0% (H)
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	84,602

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	200,000	160,589
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	188,000

		348,589

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.6%
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	$ 200,000	$ 193,671
Brookfield Finance, Inc.
3.90%, 01/25/2028 (C)	700,000	630,735
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	182,774
2.63%, 03/20/2025 (B)	200,000	182,968
Helios Leasing I LLC
1.56%, 09/28/2024	18,068	17,180
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	187,702
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	100,000	85,496

		1,480,526

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	100,000	79,504
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	157,829

		237,333

Electric Utilities - 1.5%
AEP Texas, Inc.
5.25%, 05/15/2052	100,000	91,390
Alabama Power Co.
4.15%, 08/15/2044	200,000	161,972
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	57,138
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	140,946
Enel Finance International NV
4.63%, 06/15/2027 (B)	200,000	185,910
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	610,549
Georgia Power Co.
4.30%, 03/15/2042	100,000	79,968
4.70%, 05/15/2032	200,000	187,220
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	151,287
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	76,481
Northern States Power Co.
4.50%, 06/01/2052	100,000	87,777
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	232,568
3.50%, 06/15/2025 (I) (J)	110,000	99,211
3.75%, 07/01/2028 - 08/15/2042	450,000	337,263
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	355,773
Southern California Edison Co.
3.90%, 03/15/2043	100,000	74,039
4.00%, 04/01/2047	300,000	218,601
4.65%, 10/01/2043	300,000	246,530
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	392,125

		3,786,748

Electronic Equipment, Instruments & Components - 0.0% (H)
Flex Ltd.
4.88%, 06/15/2029	100,000	90,349

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	$ 200,000	$ 185,685
American Tower Corp.
2.10%, 06/15/2030	100,000	76,565
4.00%, 06/01/2025	760,000	731,895
Essex Portfolio LP
4.00%, 03/01/2029	300,000	271,790
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	200,000	182,975
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	248,836
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	100,000	70,520
STORE Capital Corp.
2.75%, 11/18/2030	200,000	176,236
UDR, Inc.
3.00%, 08/15/2031	100,000	79,604
VICI Properties LP
4.38%, 05/15/2025	200,000	190,428

		2,214,534

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	200,000	188,326
Southern California Gas Co.
4.13%, 06/01/2048	300,000	233,826

		422,152

Health Care Providers & Services - 0.4%
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	187,106
CHRISTUS Health
4.34%, 07/01/2028	200,000	186,999
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B) (C)	200,000	145,277
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	87,498
HCA, Inc.
4.13%, 06/15/2029	100,000	87,669
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	200,000	175,995
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	155,890

		1,026,434

Hotels, Restaurants & Leisure - 0.1%
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	60,000	57,391
Marriott International, Inc.
2.85%, 04/15/2031	100,000	78,482
Sands China Ltd.
4.30%, 01/08/2026	300,000	255,323

		391,196

Insurance - 0.2%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	80,716
Globe Life, Inc.
4.80%, 06/15/2032	100,000	92,578
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	200,000	172,420
Willis North America, Inc.
4.65%, 06/15/2027	200,000	190,007

		535,721

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.0% (H)
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	$ 100,000	$ 89,548

IT Services - 0.2%
CGI, Inc.
2.30%, 09/14/2031	200,000	147,536
Global Payments, Inc.
4.95%, 08/15/2027	300,000	285,853

		433,389

Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc.
2.55%, 03/23/2031	100,000	76,603

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	324,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	269,475
4.80%, 03/01/2050	200,000	144,297
Comcast Corp.
2.94%, 11/01/2056	941,000	561,755
Discovery Communications LLC
4.00%, 09/15/2055	243,000	143,270

		1,443,297

Multi-Utilities - 0.0% (H)
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	77,000

Oil, Gas & Consumable Fuels - 0.5%
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	160,818
Energy Transfer LP
4.75%, 01/15/2026	400,000	385,643
7.50%, 07/01/2038	50,000	50,309
Enterprise Products Operating LLC
3.20%, 02/15/2052	230,000	146,819
Kinder Morgan, Inc.
7.75%, 01/15/2032 (C)	100,000	108,149
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	193,253
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	164,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	100,000	82,471
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	102,830
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	9,520

		1,403,812

Pharmaceuticals - 0.3%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	496,564
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	172,750

		669,314

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	$ 79,000	$ 62,077
2.88%, 02/15/2025 (B)	100,000	90,472
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	28,000	27,335

		179,884

Semiconductors & Semiconductor Equipment - 0.0% (H)
Broadcom, Inc.
3.19%, 11/15/2036 (B)	100,000	68,351

Software - 0.3%
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	100,000	85,208
Oracle Corp.
2.95%, 05/15/2025	760,000	715,386

		800,594

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	216,000	227,862
Seagate HDD Cayman
4.13%, 01/15/2031	200,000	150,056

		377,918

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	153,000	143,730

Total Corporate Debt Securities (Cost $33,932,095)		28,880,759

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026 (C)	600,000	559,447

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	200,000	150,371

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	200,000	192,027

Japan - 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	800,000	780,921

Peru - 0.1%
Peru Government International Bonds
5.94%, 02/12/2029 (B)	PEN 600,000	131,757
5.94%, 02/12/2029 (D)	700,000	153,717
8.20%, 08/12/2026 (B)	400,000	103,893

		389,367

Romania - 0.0% (H)
Romania Government International Bonds
2.75%, 04/14/2041 (B)	EUR 200,000	100,231

Total Foreign Government Obligations (Cost $2,581,093)		2,172,364

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (K) (L) (M)	$ 265,356	$ 224,131

IT Services - 0.0% (H)
Virtusa Corp.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 6.87% (A), 02/11/2028	98,500	93,944

Total Loan Assignments (Cost $359,423)		318,075

MORTGAGE-BACKED SECURITIES - 2.1%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	46,217	42,636
Ashford Hospitality Trust
Series 2018-ASHF, Class A,
1-Month LIBOR + 0.90%, 3.72% (A), 04/15/2035 (B)	151,578	147,150
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 3.87% (A), 04/15/2036 (B)	300,000	294,881
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.53% (A), 09/25/2035	81,361	52,247
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 4.19% (A), 02/15/2039 (B)	200,000	192,421
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 3.64% (A), 05/25/2037	114,381	112,314
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	300,000	274,204
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
3.51% (A), 11/25/2034	25,421	25,077
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	566,214
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 3.97% (A), 10/15/2043 (B)	100,000	96,365
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 3.90% (A), 07/15/2038 (B)	298,165	288,796
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.24% (A), 07/19/2035	20,467	15,296

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 400,000	$ 376,255
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	228,952	220,412
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	61,565	57,524
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 3.76% (A), 04/25/2028	57,513	54,623
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	91,418	87,346
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	473,996
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
1.08% (A), 12/15/2048	373,185	353
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 3.60% (A), 05/25/2035	8,094	7,778
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	345,876
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	265,957	249,102
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	107,978	98,094
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 3.91% (A), 11/15/2038 (B)	300,000	281,194
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 2.73% (A), 10/20/2051 (B)	GBP 318,849	354,555
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 95,121	89,586
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 2.15% (A), 08/25/2046	203,597	180,480
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	429,305

Total Mortgage-Backed Securities (Cost $5,928,709)		5,414,080

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	115,650

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	$ 100,000	$ 116,600
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	180,228

		412,478

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	164,392

Pennsylvania - 0.0% (H)
Commonwealth Financing Authority, Revenue Bonds,
Series A,
2.99%, 06/01/2042	200,000	140,294

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	200,000	183,144

Total Municipal Government Obligations (Cost $1,102,112)		900,308

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.6%
Federal Home Loan Bank
SOFR + 0.02%, 3.00% (A), 01/06/2023 - 01/10/2023	3,600,000	3,600,135
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	178,872	173,823
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	600,000	560,699
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 2.72% (A), 01/15/2038	184,612	184,849
1-Month LIBOR + 0.40%, 3.22% (A), 02/15/2041 - 09/15/2045	393,628	389,638
3.50%, 01/15/2048	708,350	619,100
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
0.11% (A), 01/15/2038	184,612	6,362
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 3.07% (A), 09/15/2043	219,384	22,068
Federal National Mortgage Association
3.50%, 06/01/2045	55,028	50,564
4.00%, 09/01/2050	1,599,395	1,499,633
4.50%, 03/01/2039 - 02/01/2041	87,043	85,358
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 3.63% (A), 02/25/2041	27,535	27,521
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	99,920	5,887
Government National Mortgage Association REMIC
1-Month LIBOR + 0.80%, 3.16% (A), 05/20/2066 - 06/20/2066	816,321	810,930

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tagua Leasing LLC
1.58%, 11/16/2024	$ 20,332	$ 19,687
Uniform Mortgage-Backed Security
3.00%, TBA (N)	5,700,000	4,961,865
3.50%, TBA (N)	400,000	359,735
4.00%, TBA (N)	6,600,000	6,119,695
4.50%, TBA (N)	1,600,000	1,522,268
6.00%, TBA (N)	1,100,000	1,117,102

Total U.S. Government Agency Obligations (Cost $22,938,409)		22,136,919

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury - 8.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	680,000	425,000
1.38%, 11/15/2040 - 08/15/2050 (O)	7,980,000	5,105,819
1.75%, 08/15/2041	1,700,000	1,162,906
1.88%, 02/15/2041 - 11/15/2051	3,260,000	2,301,122
1.88%, 02/15/2051 (O)	200,000	132,422
2.00%, 11/15/2041	3,200,000	2,290,750
2.25%, 02/15/2052	200,000	145,281
2.38%, 02/15/2042	900,000	689,766
2.88%, 11/15/2046 (C) (O)	1,200,000	981,234
2.88%, 05/15/2052	300,000	251,625
3.00%, 02/15/2048 - 08/15/2048 (O)	1,670,000	1,409,950
3.13%, 11/15/2041 - 05/15/2048 (O)	2,310,000	2,005,569
3.25%, 05/15/2042	1,800,000	1,597,781
3.38%, 08/15/2042	300,000	271,781
4.38%, 05/15/2041 (O)	1,900,000	1,990,547
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 05/15/2050 (C)	2,100,000	743,791
U.S. Treasury Notes
2.63%, 05/31/2027	1,300,000	1,221,035

Total U.S. Government Obligations (Cost $31,166,693)		22,726,379

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.5%
U.S. Treasury Bills
2.15% (P), 10/13/2022 (C)	300,000	299,786
2.15% (P), 10/13/2022	900,000	899,359
2.41% (P), 10/20/2022 (C)	1,500,000	1,498,228
2.52% (P), 10/20/2022	11,400,000	11,386,528
2.53% (P), 10/18/2022 (C)	10,400,000	10,389,354
2.80% (P), 11/25/2022 (Q)	10,300,000	10,257,301

Total Short-Term U.S. Government Obligations (Cost $34,727,081)		34,730,556

	Shares	Value
OTHER INVESTMENT COMPANY - 4.7%
Securities Lending Collateral - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (P)	12,139,219	12,139,219

Total Other Investment Company (Cost $12,139,219)		12,139,219

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 53.1%
BNP Paribas SA, 2.85% (P), dated 09/30/2022, to be repurchased at $4,100,974 on 10/03/2022. Collateralized by a U.S. Government Obligation, 1.25%, due 08/15/2031, and with a value of $4,164,913.	$ 4,100,000	$ 4,100,000
Deutsche Bank Securities, Inc., 2.92% (P), dated 09/30/2022, to be repurchased at $39,009,490 on 10/03/2022. Collateralized by a U.S. Government Obligation, 4.25%, due 09/30/2024, and with a value of $39,776,380.	39,000,000	39,000,000
Fixed Income Clearing Corp., 1.10% (P), dated 09/30/2022, to be repurchased at $3,844,789 on 10/03/2022. Collateralized by a U.S. Government Obligation, 3.90%, due 03/30/2023, and with a value of $3,921,405.	3,844,436	3,844,436
RBC Capital Markets LLC, 2.97% (P), dated 09/30/2022, to be repurchased at $90,022,275 on 10/03/2022. Collateralized by a U.S. Government Obligation, 3.90%, due 03/30/2023, and with a total value of $91,942,111.	90,000,000	90,000,000

Total Repurchase Agreements (Cost $136,944,436)		136,944,436

Total Investments Excluding Options Purchased (Cost $291,560,281)		275,812,552
Total Options Purchased - 1.2% (Cost $2,996,826)		3,128,300

Total Investments (Cost $294,557,107)		278,940,852
Net Other Assets (Liabilities) - (8.1)%		(20,952,127)

Net Assets - 100.0%		$ 257,988,725

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD 3,125.00	06/16/2023	USD	21,800	218	$2,996,826	$3,128,300

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 38	GSI	Pay	1.40	11/16/2022	USD	1,500,000	$(1,545)	$(1,469)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(1,545)	$(1,469)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Morgan Stanley, 3.75%, 02/25/2023	1.00%	Quarterly	12/20/2022	0.55%	USD	100,000	$130	$150	$(20)

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 38	1.00%	Quarterly	12/20/2027	USD	300,000	$(29,787)	$(24,859)	$(4,928)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(10,003)	$1	$(10,004)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(34,702)	455	(35,157)
3-Month USD-LIBOR	Pay	1.00	Semi-Annually/Quarterly	12/16/2030	USD	2,800,000	565,532	126,840	438,692
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,200,000	219,939	—	219,939
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/Quarterly	07/16/2031	USD	1,000,000	183,506	—	183,506
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/Quarterly	07/15/2031	USD	1,600,000	291,075	—	291,075
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	700,000	121,841	—	121,841
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	800,000	199,830	(25,193)	225,023
6-Month EUR-EURIBOR	Receive	1.75	Semi-Annually/Annually	03/15/2033	EUR	1,100,000	(128,357)	(114,595)	(13,762)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	218,481	(36,957)	255,438

Total							$1,627,142	$(49,449)	$1,676,591

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)	Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	GSI	0.50%	Monthly	09/17/2058	USD 1,642	$(4)	$(89)	$85

Value
OTC Swap Agreements, at value (Liabilities)	$(4)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	45	12/30/2022	$9,360,107	$9,242,578	$—	$(117,529)
5-Year U.S. Treasury Notes	10	12/30/2022	1,105,300	1,075,078	—	(30,222)
10-Year U.S. Treasury Notes	134	12/20/2022	15,731,485	15,016,375	—	(715,110)
30-Year U.S. Treasury Bonds	14	12/20/2022	1,917,075	1,769,688	—	(147,387)
E-Mini Russell 2000® Index	155	12/16/2022	14,610,232	12,940,950	—	(1,669,282)
MSCI EAFE Index	469	12/16/2022	44,019,450	38,941,070	—	(5,078,380)
S&P 500® E-Mini Index	322	12/16/2022	66,005,050	57,984,150	—	(8,020,900)

Total					$—	$(15,778,810)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(17)	12/20/2022	$(2,142,375)	$(2,014,234)	$128,141	$—
Euro OAT	(8)	12/08/2022	(1,083,458)	(1,035,874)	47,584	—
U.S. Treasury Ultra Bonds	(3)	12/20/2022	(451,197)	(411,000)	40,197	—

Total					$215,922	$—

Total Futures Contracts					$215,922	$(15,778,810)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/04/2022	USD	431,460	GBP	373,000	$14,951	$—
CITI	10/04/2022	USD	1,976	BRL	10,394	51	—
CITI	10/04/2022	BRL	20,787	USD	4,040	—	(191)
CITI	12/09/2022	MXN	38,000	USD	1,864	—	(1)
CITI	01/04/2023	USD	1,980	BRL	10,394	95	—
CITI	02/01/2023	USD	502,103	PEN	2,002,388	5,591	—
GSB	10/03/2022	USD	95,522	DKK	710,000	1,915	—
HSBC	10/04/2022	USD	848,836	EUR	849,000	16,548	—
HSBC	11/01/2022	USD	93,507	DKK	710,000	—	(291)
HSBC	11/02/2022	USD	836,305	EUR	849,000	2,347	—

Total						$41,498	$(483)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,449,457	$—	$9,449,457
Corporate Debt Securities	—	28,880,759	—	28,880,759
Foreign Government Obligations	—	2,172,364	—	2,172,364
Loan Assignments	—	93,944	224,131	318,075
Mortgage-Backed Securities	—	5,414,080	—	5,414,080
Municipal Government Obligations	—	900,308	—	900,308
U.S. Government Agency Obligations	—	22,136,919	—	22,136,919
U.S. Government Obligations	—	22,726,379	—	22,726,379
Short-Term U.S. Government Obligations	—	34,730,556	—	34,730,556
Other Investment Company	12,139,219	—	—	12,139,219
Repurchase Agreements	—	136,944,436	—	136,944,436
Over-the-Counter Options Purchased	3,128,300	—	—	3,128,300

Total Investments	$15,267,519	$263,449,202	$224,131	$278,940,852

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$130	$—	$130
Centrally Cleared Interest Rate Swap Agreements	—	1,800,204	—	1,800,204
Futures Contracts (X)	215,922	—	—	215,922
Forward Foreign Currency Contracts (X)	—	41,498	—	41,498

Total Other Financial Instruments	$215,922	$1,841,832	$—	$2,057,754

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(1,469)	$—	$(1,469)
Centrally Cleared Credit Default Swap Agreements	—	(29,787)	—	(29,787)
Centrally Cleared Interest Rate Swap Agreements	—	(173,062)	—	(173,062)
Over-the-Counter Credit Default Swap Agreements	—	(4)	—	(4)
Futures Contracts (X)	(15,778,810)	—	—	(15,778,810)
Forward Foreign Currency Contracts (X)	—	(483)	—	(483)

Total Other Financial Instruments	$(15,778,810)	$(204,805)	$—	$(15,983,615)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $22,813,427, representing 8.8% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,734,872, collateralized by cash collateral of $12,139,219 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,906,888. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the total value of Regulation S securities is $612,707, representing 0.2% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 05/28/2031, 3.04%, 05/28/2032	06/03/2021	$199,708	$143,269	0.1%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2022, the value of this security is $99,211, representing less than 0.1% of the Portfolio’s net assets.
(J)	Non-income producing security.
(K)	Fixed rate loan commitment at September 30, 2022.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the value of the security is $224,131, representing 0.1% of the Portfolio’s net assets.
(N)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(O)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2022 was $0 at a weighted average interest rate of 0.00%.
(P)	Rates disclosed reflect the yields at September 30, 2022.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $789,713.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical - Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 15